Segment Data	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Data
Note 3: Segment Data
The Company reports its operations through the following segments: (1) Americas, (2) EMEA and (3) APAC. The Americas consists of operations located in the United States, Canada and key markets in Latin America. EMEA includes operations in the UK, France, Netherlands and other markets in Europe and the Middle East. APAC includes operations in Australia, Singapore, China and other markets in the Asia Pacific region. For segment reporting, gross contract costs are excluded from revenue in determining “Fee revenue”. Additionally, pursuant to business combination accounting rules, certain Fee revenue that was deferred by the acquiree may be recorded as a receivable on the acquisition date by the Company. Such contingent Fee revenue is recorded for segment reporting as an acquisition accounting adjustment to reflect the revenue recognition of the Company absent the application of acquisition accounting.
Corporate expenses are allocated to the segments based upon Fee revenue of each segment. Gross contract costs are excluded from operating expenses in determining “Fee-based operating expenses”.
Adjusted EBITDA is the profitability metric reported to the chief operating decision maker (“CODM”) for purposes of making decisions about allocation of resources to each segment and assessing performance of each segment. Adjusted EBITDA excludes depreciation and amortization, interest expense, net of interest income, income taxes, as well as integration and other costs related to acquisitions, expenses related to the Cassidy Turley deferred payment obligation (the "DPO"; refer to Note 13: Stock-based Payments for further discussion), stock-based compensation for plans enacted before the Company's IPO ("pre-IPO stock-based compensation") and other charges.
As segment assets are not reported to or used by the CODM to measure business performance or allocate resources, total segment assets and capital expenditures are not presented below.
Summarized financial information by segment is as follows (in millions):

	Year Ended December 31,
Americas	2018	2017	2016
Total revenue	$5,724.7	$4,600.2	$4,124.3
Less: Gross contract costs	(1,684.5)	(1,023.4)	(851.4)
Acquisition accounting adjustments	2.5	20.0	30.6
Total Fee revenue	$4,042.7	$3,596.8	$3,303.5

Service lines:
Property, facilities and project management	$1,698.6	$1,638.3	$1,445.4
Leasing	1,481.6	1,244.6	1,140.7
Capital markets	699.4	530.4	536.2
Valuation and other	163.1	183.5	181.2
Total Fee revenue	$4,042.7	$3,596.8	$3,303.5

Segment operating expenses	$5,276.9	$4,275.1	$3,843.8
Less: Gross contract costs	(1,684.5)	(1,023.4)	(851.4)
Total Fee-based operating expenses	$3,592.4	$3,251.7	$2,992.4

Adjusted EBITDA	$450.3	$344.6	$311.6

	Year Ended December 31,
EMEA	2018	2017	2016
Total revenue	$999.8	$863.3	$755.5
Less: Gross contract costs	(111.9)	(81.3)	(65.0)
Acquisition accounting adjustments	—	3.2	(0.8)
Total Fee revenue	$887.9	$785.2	$689.7

Service lines:
Property, facilities and project management	$262.1	$200.5	$172.9
Leasing	265.0	256.5	229.1
Capital markets	173.5	154.3	128.0
Valuation and other	187.3	173.9	159.7
Total Fee revenue	$887.9	$785.2	$689.7

Segment operating expenses	$896.5	$769.8	$670.9
Less: Gross contract costs	(111.9)	(81.3)	(65.0)
Total Fee-based operating expenses	$784.6	$688.5	$605.9

Adjusted EBITDA	$107.9	$108.8	$90.8

	Year Ended December 31,
APAC	2018	2017	2016
Total revenue	$1,495.4	$1,460.4	$1,335.9
Less: Gross contract costs	(475.4)	(522.6)	(489.6)
Acquisition accounting adjustments	—	—	0.3
Total Fee revenue	$1,020.0	$937.8	$846.6

Service lines:
Property, facilities and project management	$661.4	$649.7	$572.4
Leasing	174.1	149.7	129.1
Capital markets	86.7	55.8	66.6
Valuation and other	97.8	82.6	78.5
Total Fee revenue	$1,020.0	$937.8	$846.6

Segment operating expenses	$1,395.4	$1,386.1	$1,265.0
Less: Gross contract costs	(475.4)	(522.6)	(489.6)
Total Fee-based operating expenses	$920.0	$863.5	$775.4

Adjusted EBITDA	$100.9	$75.1	$72.4

Adjusted EBITDA is calculated as follows (in millions):

	Year Ended December 31,
	2018	2017	2016
Net loss attributable to the Company	$(185.8)	$(221.3)	$(434.2)
Add/(less):
Depreciation and amortization	290.0	270.6	260.6
Interest expense, net of interest income	228.8	183.1	171.8
Benefit from income taxes	(25.0)	(120.5)	(24.3)
Integration and other costs related to acquisitions	244.7	328.3	427.1
Pre-IPO stock-based compensation	63.4	27.1	23.2
Cassidy Turley deferred payment obligation	33.0	44.0	47.6
Other	10.0	17.2	3.0
Adjusted EBITDA	$659.1	$528.5	$474.8

Below is the reconciliation of consolidated operating expenses to Fee-based operating expenses (in millions):

	Year Ended December 31,
	2018	2017	2016
Total operating expenses	$8,207.3	$7,095.0	$6,511.1
Less: Gross contract costs	(2,271.8)	(1,627.3)	(1,406.0)
Fee-based operating expenses	$5,935.5	$5,467.7	$5,105.1

Below is the reconciliation of Fee-based operating expenses by segment to Consolidated Fee-based operating expenses (in millions):

	Year Ended December 31,
	2018	2017	2016
Americas Fee-based operating expenses	$3,592.4	$3,251.7	$2,992.4
EMEA Fee-based operating expenses	784.6	688.5	605.9
APAC Fee-based operating expenses	920.0	863.5	775.4
Segment Fee-based operating expenses	5,297.0	4,803.7	4,373.7

Depreciation and amortization	290.0	270.6	260.6
Integration and other costs related to acquisitions(1)	242.1	305.1	397.0
Pre-IPO stock-based compensation	63.4	27.1	23.2
Cassidy Turley deferred payment obligation	33.0	44.0	47.6
Other	10.0	17.2	3.0
Fee-based operating expenses	$5,935.5	$5,467.7	$5,105.1
(1) Represents integration and other costs related to acquisitions, comprised of certain direct and incremental costs resulting from acquisitions and related integration efforts, as well as costs related to restructuring programs. Excludes the impact of acquisition accounting revenue adjustments as these amounts do not impact operating expenses.
Geographic Information
Revenue in the table below is allocated based upon the country in which services are performed (in millions):

	Year Ended December 31,
	2018	2017	2016
United States	$5,403.6	$4,298.7	$3,854.4
Australia	589.5	711.3	630.0
United Kingdom	425.9	364.6	359.4
All other countries	1,800.9	1,549.3	1,371.9
	$8,219.9	$6,923.9	$6,215.7

The long-lived assets in the table below are comprised of property and equipment (in millions):

	As of December 31,
	2018	2017
United States	$216.9	$211.6
United Kingdom	40.5	30.3
All other countries	56.4	62.4
	$313.8	$304.3